Geographic Information	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Geographic Information

Note 20. Geographic Information

Revenues, net are allocated to geographic areas based on the customer location. Long-lived assets consist of property, plant and equipment (refer to Note 7) and equipment and other assets on operating leases (refer to Note 8), net of accumulated depreciation and amortization. Revenues, net and long-lived assets by geographic area were as follows (in millions of dollars):

Revenues, net:

	Years Ended December 31,
	2013	2012	2011
North America:
United States	$51,073	$46,708	$37,972
Canada	7,731	7,272	7,196
Mexico	1,829	1,892	1,881

Total North America	60,633	55,872	47,049
Rest of World	11,511	9,912	7,932

Total	$72,144	$65,784	$54,981

Long-lived assets:

	December 31, 2013	December 31, 2012
North America:
United States	$13,026	$11,932
Canada	1,599	1,706
Mexico	2,536	2,632

Total North America	17,161	16,270
Rest of World	301	197

Total	$17,462	$16,467